EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2018
EQUITY SECURITIES
Schedule of equity securities

As at December 31,
2018(i)
Orla Mining Ltd.	$13,563
White Gold Corp.	25,029
Other(ii)	37,940
Total equity securities	$76,532

Notes:

(i)	Prior to the adoption of IFRS 9 on January 1, 2018, the Company's equity securities were classified as available-for-sale.
(ii)	The balance is comprised of 23 equity investments that are individually immaterial.